OTHER INFORMATION (Details Narrative)	Feb. 27, 2026	Jan. 13, 2026	Nov. 10, 2025	Sep. 01, 2025	Aug. 08, 2024
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired					50.00%
Rede D Or [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired			50.01%	50.01%
Atlantica [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired			49.99%	49.99%
Odontoprev [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	91.35%
Bottom of range [member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Tax rates		10.85%
Fees tax rates		1.20%
Top of range [member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Tax rates		12.50%
Fees tax rates		2.00%